Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and due from banks	$ 10,654		$ 8,477
Investment securities
Held-to-maturity (fair value $45,140 and $38,368, respectively; including $526 and $994 at fair value pledged as collateral, respectively)	44,974	[1]	38,920	[1]
Available-for-sale ($330 and $1,106 pledged as collateral, respectively)	56,069	[1]	40,935	[1]
Loans held for sale (including $4,774 and $3,263 of mortgage loans carried at fair value, respectively)	4,792		3,268
Loans
Commercial	80,377		70,033
Commercial real estate	42,795		39,885
Residential mortgages	51,619		51,156
Credit card	18,515		18,021
Other retail	49,264		47,678
Total loans, excluding covered loans	242,570		226,773
Covered loans	5,281		8,462
Total loans	247,851		235,235
Less allowance for loan losses	(4,039)		(4,250)
Net loans	243,812		230,985
Premises and equipment	2,618		2,606
Goodwill	9,389		9,205
Other intangible assets	3,162		3,529
Other assets (including $157 and $111 of trading securities at fair value pledged as collateral, respectively)	27,059	[1]	26,096	[1]
Total assets	402,529		364,021
Deposits
Noninterest-bearing	77,323		76,941
Interest-bearing	177,452		156,165
Time deposits greater than $100,000	27,958	[2]	29,017	[2]
Total deposits	282,733		262,123
Short-term borrowings	29,893		27,608
Long-term debt	32,260		20,049
Other liabilities	13,475		12,434
Total liabilities	358,361		322,214
Shareholders' equity
Preferred stock	4,756		4,756
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2014 and 2013 - 2,125,725,742 shares	21		21
Capital surplus	8,313		8,216
Retained earnings	42,530		38,667
Less cost of common stock in treasury: 2014 - 339,859,034 shares; 2013 - 300,977,274 shares	(11,245)		(9,476)
Accumulated other comprehensive income (loss)	(896)		(1,071)
Total U.S. Bancorp shareholders' equity	43,479		41,113
Noncontrolling interests	689		694
Total equity	44,168		41,807
Total liabilities and equity	$ 402,529		$ 364,021

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	Includes domestic time deposit balances greater than $250,000 of $5.0 billion and $3.1 billion at December 31, 2014 and 2013, respectively.